NOTE 1 - ORGANIZATION AND BUSINESS (Detail)	12 Months Ended
Dec. 29, 2012
Aerospace [Member]
Sales, Percentage of Sales	71.00%
Industrial [Member]
Sales, Percentage of Sales	29.00%